Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Schedule of Contract Liabilities	Contract liabilities consisted of the following at December 31:
	2022	2023	2023
	HK$	HK$	US$
Billings in advance of performance obligation under contracts	4,199,173	4,619,690	591,441

Schedule of Movement In Contract Liabilities

The movement in contract liabilities is as follows:

	2022	2023	2023
	HK$	HK$	US$
Balance at beginning of the year ended December 31	5,474,175	4,199,173	537,604
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(5,474,175)	(4,199,173)	(537,604)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	4,199,173	4,619,690	591,441

Balance at end of the year ended December 31	4,199,173	4,619,690	591,441